Accounts payable and other liabilities	12 Months Ended
Dec. 31, 2020
Accounts payable and other liabilities
Accounts payable and other liabilities
26	Accounts payable and other liabilities

Accounts payable and other liabilities comprised:

	As at 31 December
	2020	2019

Accounts and notes payable	15,777,784	15,850,958
Payables to contractors for construction	18,734,201	12,695,720
Retention payables to contractors	1,530,764	1,537,024
Consideration payables for business acquisition (Note 39)	22,842	—
Others	6,689,770	7,186,379

Total	42,755,361	37,270,081

Please refer to Note 35(a)(iv) for details of accounts payable and other liabilities due to the related parties.

As at 31 December 2020, there were notes payable amounting to RMB245 million (31 December 2019：RMB89 million) secured by notes receivable.

As at 31 December 2020 and 31 December 2019, the accounts and notes payables and other liabilities are non-interest-bearing.

26	Accounts payable and other liabilities (continued)

The carrying amounts of accounts payable and other liabilities are denominated in the following currencies:

	As at 31 December
	2020	2019

RMB	40,610,454	34,996,912
S$ (RMB equivalent)	948,817	1,024,453
US$ (RMB equivalent)	799,989	940,749
JPY (RMB equivalent)	12,293	12,564
EUR (RMB equivalent)	224	1,194
PKR (RMB equivalent)	383,584	294,209

Total	42,755,361	37,270,081

The ageing analysis of accounts and notes payable was as follows:

	As at 31 December
	2020	2019

Within 1 year	15,514,112	15,435,470
Between 1 to 2 years	166,088	311,880
Over 2 years	97,584	103,608

Total	15,777,784	15,850,958